Subsequent events (Details) - Subsequent event $ in Millions	1 Months Ended
Jul. 31, 2024 USD ($) aircraft
Subsequent Event [Line Items]
Contingent purchase agreement, number of additional aircrafts	52
Capital Addition Purchase Commitments
Subsequent Event [Line Items]
Purchase obligation, additional aircrafts	36
Fixed-rate Reset Junior Subordinated Notes Due 2055 | Unsecured
Subsequent Event [Line Items]
Face amount | $	$ 750
Interest rate (in percentage)	6.95%
AerFunding Revolving Credit Facility | Term Loan
Subsequent Event [Line Items]
Term out period	24 months